Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of estimated fair values of the assets acquired and liabilities - Stockell information systems, Inc [Member]
$ in Thousands
Dec. 01, 2020 USD ($)
Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of estimated fair values of the assets acquired and liabilities [Line Items]
Net assets, excluding cash acquired	$ 1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired net of acquired cash	$ 7,714